CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2020	$ 204	$ 755,390	$ (86,669)	$ 366,652	$ 1,035,577
Balance (in shares) at Dec. 31, 2020	20,449,000
Increase (Decrease) in Stockholders' Equity
Net Income				1,052,841	1,052,841
Dividends				(30,898)	(30,898)
Stock compensation	$ 3	15,275			15,278
Stock compensation (in shares)	268,000
Issuance of common stock		11			11
Net movement in other comprehensive income (loss)			15,214		15,214
Balance at Dec. 31, 2021	$ 207	770,676	(71,455)	1,388,595	2,088,023
Balance (in shares) at Dec. 31, 2021	20,717,000
Increase (Decrease) in Stockholders' Equity
Net Income				559,210	559,210
Dividends				(61,494)	(61,494)
Repurchase of common stock	$ (5)	(28,548)			$ (28,553)
Repurchase of common stock (in shares)	(467,000)				(466,955)
Stock compensation	$ 1	5,971			$ 5,972
Stock compensation (in shares)	100,000
Issuance of common stock		10			10
Net movement in other comprehensive income (loss)			(2,754)		(2,754)
Balance at Dec. 31, 2022	$ 203	748,109	(74,209)	1,886,311	2,560,414
Balance (in shares) at Dec. 31, 2022	20,350,000
Increase (Decrease) in Stockholders' Equity
Net Income				576,299	576,299
Dividends				(60,698)	(60,698)
Repurchase of common stock	$ (11)	(70,599)			$ (70,610)
Repurchase of common stock (in shares)	(1,131,000)				(1,131,040)
Stock compensation	$ 2	12,678			$ 12,680
Stock compensation (in shares)	200,000
Issuance of common stock		2			2
Net movement in other comprehensive income (loss)			(1,770)		(1,770)
Balance at Dec. 31, 2023	$ 194	$ 690,190	$ (75,979)	$ 2,401,912	$ 3,016,317
Balance (in shares) at Dec. 31, 2023	19,419,000